DERIVATIVE INSTRUMENTS - Foreign Currency Derivative Contracts Outstanding (Details) - Cash Flow Hedges - AUD $ in Millions	Dec. 31, 2017 AUD ($) $ / $
Foreign exchange forward contracts
Derivative contracts
Derivative notional amount | $	$ 6
Average rate | $ / $	0.92
Expected Maturity Date - 2018
Derivative contracts
Derivative notional amount | $	$ 6
Average rate | $ / $	0.92